STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 7.7	$ 0.4
Consolidated charge related to stock-based compensation	$ 37.3	$ 1.4	$ 2.9